Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity [Line Items]
Total	$ 8,085,107	$ 8,111,669
Total	9,392,660	10,186,226
State-Guaranteed Receivables [Member]
Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity [Line Items]
Due in one year or less	704,917
Due in one year or less	708,224
Due after one year through five years	2,492,672
Due after one year through five years	2,650,340
Due after five years through ten years	2,909,367
Due after five years through ten years	3,432,024
Due after ten years	1,978,151
Due after ten years	2,602,072
Total	8,085,107
Total	$ 9,392,660